Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues
Revenues - Disaggregation of revenue (Table)
	For the years ended December 31,
	2022	2021	2020
Time charters (operating leases)	$283,962	$171,134	$137,893
Voyage charters	15,109	13,531	2,972
Total	$299,071	$184,665	$140,865